Common Stock and Equity-Based Compensation - Schedule of Payment for UGI Performance Unit and UGI Stock Unit Awards in Shares and Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
UGI Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Number of original awards granted (in shares)	136,621	178,450	308,362
Performance period beginning January 1:	2015	2014	2013
Payment of awards:
Shares of UGI Common Stock issued, net of shares withheld for taxes	69,680	138,985	209,592
Cash paid	$ 1.6	$ 10.9	$ 13.9
UGI Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Number of original awards granted (in shares)	39,680	43,699	51,037
Payment of awards:
Shares of UGI Common Stock issued, net of shares withheld for taxes	29,095	15,990	39,422
Cash paid	$ 0.6	$ 0.3	$ 0.7